Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash equivalents, money market mutual funds	€ 3,189	€ 7,207	€ 6,210
Cash equivalents, term deposits	2,014	1,346	1,469
Cash equivalents, commercial paper	357	505	617
Cash equivalent, captive insurance and reinsurance companies	€ 505	€ 556	€ 553